--------------------------------------------------------------------------------
       Annual Report - Financial Statements
--------------------------------------------------------------------------------



       T. Rowe Price




                        Personal Strategy
                        Income Fund

                        ------------
                        May 31, 1999
                        ------------


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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS                                                               For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------------------------------------


                                                           Year                                                           7/29/94
                                                          Ended                                                           Through
                                                         5/31/99          5/31/98         5/31/97         5/31/96         5/31/95
NET ASSET VALUE
Beginning of period                                  $     13.13      $     11.98     $     11.85     $     10.94     $     10.00

Investment activities
        Net investment income                               0.51*            0.50*           0.51*           0.50*           0.41*
        Net realized and
        unrealized gain (loss)                              0.31             1.43            1.10            0.98            0.85

        Total from investment activities                    0.82             1.93            1.61            1.48            1.26

Distributions
        Net investment income                              (0.50)           (0.50)          (0.50)          (0.47)          (0.32)
        Net realized gain                                  (0.10)           (0.28)          (0.98)          (0.10)             --

        Total distributions                                (0.60)           (0.78)          (1.48)          (0.57)          (0.32)

NET ASSET VALUE
End of period                                        $     13.35      $     13.13     $     11.98     $     11.85     $     10.94
                                                     ----------------------------------------------------------------------------

Ratios/Supplemental Data

Total return.                                               6.43%*          16.61%*         14.70%*         13.84%*         12.90%*
Ratio of total expenses to
average net assets                                          0.90%*           0.95%*          0.95%*          0.95%*          0.95%*+

Ratio of net investment
income to average
net assets                                                  3.91%*           4.13%*          4.38%*          4.31%*          4.71%*+

Portfolio turnover rate                                     48.9%            30.9%           44.8%           34.1%           50.5%+

Net assets, end of period
(in thousands)                                       $   208,208      $    85,898     $    44,368     $    25,545     $    20,705


 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/00 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+ Annualized

The accompanying notes are an integral part of these financial statements.

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                                                                   May 31, 1999


------------------------
PORTFOLIO OF INVESTMENTS                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS AND RIGHTS 41.6%

FINANCIAL 6.9%

Bank and Trust 3.4%
Abbey National (GBP)                                       10,500    $       216
ABN Amro (EUR)                                              9,000            199
Australia & New Zealand Banking ADR                         2,500             91
Banca Commerciale Italiana (EUR)                           20,000            144
Banco de Bilbao Vizcaya ADR                                10,200            149
Banco Frances del Rio de la Plata ADR                       4,035             85
Bank of America                                            12,700            822
Bank of New York                                            8,600            307
Bank One                                                    6,380            361
Bankgesellschaft Berlin (EUR)                               2,300             33
Barclay's (GBP)                                             9,400            285
Charter One Financial                                       1,887             54
Chase Manhattan                                             6,300            457
Citizens Banking                                            2,500             74
Deutsche Bank (EUR)                                         3,580            187
Downey Financial                                            3,700             81
Dresdner Bank (EUR)                                         5,300            197
First Bell Bancorp                                            900             17
First Mariner Bancorp                                         600              7
First Security                                              1,400             27
Firstar                                                     1,600             46
Frankfort First Bancorp                                       900             13
Glacier Bancorp                                             4,037             83
HSBC Holdings (GBP)                                         8,042            264
J. P. Morgan                                                1,830            255
KBC Bancassurance Holding (EUR)                             2,000            122
KeyCorp                                                     5,700            198
Marshall & Ilsley                                             400             28
Mediobanca (EUR)                                           13,800            157
Mellon Bank                                                13,200            471
Mercantile Bancorporation                                     700             41
Societe Generale (EUR)                                      1,110            202
State Street                                                1,000             76

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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Summit Bancorp                                              1,800      $     74
Svenska Handelsbank (SEK)                                   1,000            36
UBS (CHF)                                                     978           283
UST                                                         1,500            36
Washington Mutual                                           6,790           259
Wells Fargo                                                13,000           520
WestAmerica                                                   900            31
Westpac Bank (AUD)                                          6,000            41
                                                                          7,029
Insurance 1.4%
ACE Limited                                                 5,600           171
American General                                            2,000           144
American International Group                                  725            83
Brown and Brown                                             1,900            68
Fairfax Financial, Rights (144a) (CAD) *                      500           133
Harleysville Group                                          1,900            37
Istituto Nazionale delle Assicurazioni (EUR)               47,800           112
Marsh & McLennan                                            2,800           204
PartnerRe Holdings                                          2,600            97
Royal&Sun Alliance (GBP)                                   20,545           168
Schweizerische Rueckversicherungs (CHF)                        90           171
Selective Insurance                                         1,300            24
St. Paul                                                   16,100           572
Sumitomo Marine & Fire Insurance (JPY)                     32,000           209
Travelers Property Casualty (Class A)                      11,600           458
UNUM                                                        1,900           102
W. R. Berkley                                               1,600            41
XL Capital (Class A)                                        3,343           203
                                                                          2,997
Financial Services 2.1%
American Express                                            4,500           545
Associates First Capital (Class A)                          5,700           234
Assurances Generales de France (EUR)                        1,500            74
AXA (EUR)                                                   1,700           196
Capital One Financial                                       1,500           226
Citigroup                                                  12,849           851
Delta Financial *                                           2,200            15
Fannie Mae                                                  8,700           592

4
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                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands


Financial Federal *                                            2,000      $   45
Freddie Mac                                                   12,300         717
Goldman Sachs Group *                                            700          47
ING Groep (EUR)                                                4,250         227
ITLA Capital *                                                   500           8
Morgan Stanley Dean Witter                                     1,500         145
Pearson (GBP)                                                  9,600         185
Unidanmark (Class A) (DKK)                                     2,200         154
                                                                           4,261
Total Financial                                                           14,287

UTILITIES 2.9%

Telephone 1.9%
Aliant Communications                                          4,100         193
ALLTEL                                                         3,200         229
AT&T                                                           7,975         443
BellSouth                                                      5,400         255
British Telecommunications ADR                                 1,300         218
Compania de Telecomunicaciones de Chile (Class A) ADR            500          11
Frontier                                                       7,900         416
GTE                                                            1,800         113
Hong Kong Telecommunications ADR                               1,100          26
Nippon Telegraph & Telephone (JPY)                                20         195
Rural Cellular (Class A) *                                     2,900          47
SBC Communications                                            13,400         685
Telebras, Rights ADR                                           1,600           0
Telebras ADR                                                   1,600         134
Telecom Corp. of New Zealand ADR                               5,400         187
Telecom Italia (EUR)                                          23,000         237
Telecom Italia Mobile (EUR) *                                 27,000         159
Telefonica de Espana ADR *                                     1,040         150
Telefonos de Mexico (Class L) ADR                              3,300         264
Western Wireless                                               1,900          46
                                                                           4,008

Electric Utilities 1.0%
Cleco                                                          2,300          76
Electrabel (EUR)                                                 210          65


5
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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Empresa Nacional de Electricidad Chile ADR                    532        $    6
Endesa ADR                                                  5,100           110
FirstEnergy                                                10,895           347
GPU                                                         2,600           113
Hong Kong Electric (HKD)                                   14,000            44
PECO Energy                                                 4,600           225
Powergen (GBP)                                              7,600            82
Texas Utilities                                             8,200           369
Unicom                                                      8,200           347
Veba (EUR)                                                  3,410           194
                                                                          1,978
Total Utilities                                                           5,986

CONSUMER NONDURABLES  8.2%

Cosmetics 0.6%
Gillette                                                    2,200           112
International Flavors & Fragrances                         17,300           711
Kao (JPY)                                                  12,000           330
                                                                          1,153
Beverages 0.7%
Anheuser-Busch                                              7,300           534
Bass (GBP)                                                 11,900           176
Coca-Cola                                                     500            34
Diageo ADR                                                  4,450           191
LVMH (EUR)                                                  1,075           299
PepsiCo                                                     6,400           229
                                                                          1,463
Food Processing 1.3%
American Italian Pasta *                                    1,200            33
Associated British Foods (GBP)                             12,000            92
Bestfoods                                                   3,100           155
Cadbury Schweppes ADR                                       3,500           194
Campbell                                                    5,300           234
Carrefour (EUR)                                             1,200           157
CSM (EUR)                                                     800            40
Danisco (DKK)                                               1,200            58
Eridania Beghin-Say (EUR)                                     840           122

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                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

General Mills                                              5,260  $          423
Heinz                                                      1,800              87
Imperial Sugar                                             5,500              33
McCormick                                                  6,700             203
Nestle (CHF)                                                 162             291
Ralston Purina                                             5,600             153
Sara Lee                                                  10,200             245
Seneca Foods (Class A) *                                   1,100              16
Seneca Foods (Class B) *                                     700              10
Unilever                                                   2,317             151
United Natural Foods *                                     2,600              70
                                                                           2,767
Hospital Supplies/Hospital Management 0.3%
American Oncology Resources *                              4,200              43
Baxter International                                       1,200              78
Boston Scientific                                          1,100              42
Guidant                                                      400              20
Medtronic                                                    100               7
Mentor                                                     5,300              84
Pediatrix Medical Group *                                    100               2
Quorum Health Group *                                      3,300              41
Renal Care Group *                                         2,650              73
Smith & Nephew (GBP)                                      34,900              97
Terumo (JPY)                                               9,000             212
                                                                             699
Pharmaceuticals 2.5%
American Home Products                                    11,860             683
Amgen *                                                    1,000              63
AstraZeneca Group (SEK)                                    1,614              63
AstraZeneca Group ADR                                      4,600             181
Biogen *                                                   1,500             164
Boron Lepore & Associates *                                1,100              10
Bristol-Myers Squibb                                       8,400             577
Eli Lilly                                                  3,200             229
Gehe (EUR)                                                 4,000             197
Genentech                                                  1,100              96
Glaxo Wellcome ADR                                         3,300             186
Incyte Pharmaceuticals *                                     400              10


7
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Johnson & Johnson                                         3,400   $          315
Merck                                                     5,600              378
Novartis (CHF)                                              203              294
Pfizer                                                    5,220              559
Pharmacia & Upjohn                                        3,405              189
Schering-Plough                                           5,400              243
Takeda Chemical (JPY)                                     8,000              355
Triangle Pharmaceuticals *                                1,300               24
Warner-Lambert                                            5,800              360
                                                                           5,176
Biotechnology 0.1%
Abegenix *                                                  700               10
Alkermes *                                                1,400               34
Anesta *                                                    400                7
Cell Genesys *                                              700                3
COR Therapeutics *                                        1,600               23
Coulter Pharmaceutical *                                    600               16
Gilead Sciences *                                           500               22
Inhale Therapeutic Systems *                              2,300               61
Millennium Pharmaceuticals *                                700               26
Neurocrine Biosciences *                                  1,000                5
Northfield Laboratories *                                 2,300               28
PharmaPrint *                                             3,000               23
Serologicals *                                            2,700               21
Zonagen *                                                   700                8
                                                                             287
Health Care Services 0.4%
Aetna                                                     1,100              100
Altana (EUR)                                              1,400               82
AmeriPath *                                               4,000               36
CIGNA                                                     1,100              102
IMS Health                                                1,100               27
Monarch Dental *                                          1,300                5
Orthodontic Centers of America *                          2,300               28
ProMedCo *                                                3,600               15
SteriGenics International *                               4,100               64
United HealthCare                                         6,400              373
                                                                             832

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                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Miscellaneous Consumer Products 2.3%
Benetton Group (EUR)                                       41,600  $          81
Bridgestone (JPY)                                           8,000            210
Coles Myer Limited (AUD)                                   12,000             63
Colgate-Palmolive                                           8,200            819
Cone Mills *                                                5,600             35
Culp                                                        1,700             14
Dan River *                                                 5,800             53
Hasbro                                                      6,450            185
Koninklijke Philips Electronics N.V. ADR                    2,300            198
Kuraray (JPY)                                              18,000            196
Lion Nathan (NZD)                                          20,000             48
Mattel                                                     25,200            666
Mitsui (JPY)                                               31,000            198
Newell Rubbermaid                                           2,200             89
NIKE (Class B)                                              1,700            104
Philip Morris                                              17,350            669
Procter & Gamble                                            2,300            215
Reebok *                                                    1,500             30
Sola *                                                      4,000             67
Stride Rite                                                 1,600             17
Tomkins (GBP)                                              29,000            107
Tomkins ADR                                                   968             14
Unifi *                                                    18,200            300
US Can *                                                    2,700             48
UST                                                         9,200            281
WestPoint Stevens *                                         1,400             44
                                                                           4,751
Total Consumer Nondurables                                                17,128

CONSUMER SERVICES 4.2%

Restaurants  0.0%
Buca *                                                        300              5
PJ America *                                                  900             21
                                                                              26
General Merchandisers  0.7%
Bon-Ton Stores *                                            5,300             34


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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Casey's General Stores                                    5,900    $          79
Columbia Sportswear *                                     2,500               37
Dayton Hudson                                             1,200               76
JUSCO (JPY)                                               7,000              133
Marui (JPY)                                              13,000              195
Pinault Printemps Redoute (EUR)                           1,030              175
Saks *                                                    6,000              166
Tesco (GBP)                                              65,421              191
Wal-Mart                                                  6,700              285
Warnaco Group (Class A)                                   3,200               94
                                                                           1,465
Specialty Merchandisers 1.5%
American Stores                                          12,500              412
Christian Dior (EUR)                                        720              102
CompuCom Systems *                                        6,900               28
CVS                                                       5,668              261
Federated Department Stores *                               200               11
Goody's Family Clothing *                                 3,000               33
Home Depot                                                3,600              205
Kroger *                                                  5,400              316
Omron (JPY)                                               8,000              111
Performance Food Group *                                  1,400               33
Safeway *                                                 7,700              358
St. John Knits                                            1,400               40
Toys "R" Us *                                            28,300              653
Tupperware                                               23,900              532
Urban Outfitters *                                        1,600               38
                                                                           3,133
Entertainment and Leisure 0.8%
Carnival (Class A)                                        2,000               82
Disney                                                    1,700               49
Hutchison Whampoa (HKD)                                  43,000              358
McDonald's                                                5,200              200
Media One *                                               3,600              266
Reader's Digest (Class A)                                19,000              696
Sharp (JPY)                                               3,000               33
                                                                           1,684


10
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                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands


Media and Communications  1.2%
American Tower Systems (Class A) *                            400 $            9
Asatsu (JPY)                                                2,000             50
CBS *                                                       9,500            397
Clear Channel Communications *                              3,147            208
Elsevier (EUR)                                              3,000             38
Emmis Broadcasting (Class A) *                              1,300             61
Fox Entertainment Group (Class A) *                         6,700            171
France Telecom ADR                                          2,200            169
Infinity Broadcasting (Class A) *                           7,600            194
Pegasus Communications *                                      700             33
Publishing & Broadcasting (AUD)                             9,600             60
R.R. Donnelley                                              5,100            185
Sinclair Broadcast Group (Class A) *                        1,900             26
Time Warner                                                 5,900            402
Tribune                                                     2,000            158
Valassis Communications *                                     650             23
Vodafone ADR                                                1,500            287
Young Broadcasting (Class A) *                              1,700             69
                                                                           2,540

Total Consumer Services                                                    8,848

CONSUMER CYCLICALS 2.8%

Automobiles and Related 0.4%
A.O. Smith (Class B)                                        6,550            160
Cycle & Carriage (SGD)                                      2,000             11
DaimlerChrysler (EUR)                                       2,000            173
Honda ADR                                                   2,600            214
Keystone Automotive *                                       1,000             16
Littelfuse *                                                1,700             34
SPX *                                                       1,900            147
Strattec Security *                                           100              3
                                                                             758
Building and Real Estate  1.5%
Accor (EUR)                                                   700            172
Apartment Investment & Management, REIT                     1,200             50
Arden Realty, REIT                                          2,800             72

11
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                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands



Cheung Kong Holdings (HKD)                                 29,000  $         236
DBS Land (SGD)                                             10,000             18
EastGroup Properties, REIT                                  4,400             89
Federal Realty Investment Trust, REIT                      21,600            499
First Washington Realty Trust, REIT                         2,700             59
Glenborough Realty Trust, REIT                              1,000             18
JP Realty, REIT                                             1,800             37
Parkway Properties, REIT                                    3,500            116
Reckson REIT *                                              1,971             54
Reckson Associates Realty, REIT                            20,800            538
Simon DeBartolo Group, REIT                                10,568            309
Starwood Hotels & Resorts, REIT                            22,800            747
Westfield Trust (AUD)                                      14,400             29
Woodhead Industries                                         5,100             64
                                                                           3,107
Miscellaneous Consumer Durables  0.9%
CompX *                                                     2,800             42
Corning                                                    12,900            705
Eastman Kodak                                               8,400            568
Harman International                                          700             31
Juno Lighting                                               1,200             27
Masco                                                       6,300            180
OCE (EUR)                                                   1,200             33
Ricoh (JPY)                                                 9,000            100
Sony (JPY)                                                  2,000            188
                                                                           1,874
Total Consumer Cyclicals                                                   5,739

TECHNOLOGY  2.8%

Electronic Components  0.8%
Altera *                                                    2,400             84
American Superconductor *                                     600              8
Analogic                                                    3,200            104
Benchmark Electronics *                                       800             24
Burr Brown *                                                2,300             74
EMC *                                                       1,900            189
Exar *                                                        900             19

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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Intel                                                     7,200    $         390
Linear Technology                                         1,100               58
Maxim Integrated Products *                               4,100              219
Methode Electronics (Class A)                             4,600               84
Optek Technology *                                        2,400               60
Planar Systems *                                          2,700               22
PMC-Sierra *                                              1,200               58
SIPEX *                                                   1,200               19
Texas Instruments                                         1,600              175
Xilinx *                                                  2,900              129
                                                                           1,716
Electronic Systems 0.4%
Applied Materials *                                       1,500               83
Applied Micro Circuits *                                  1,500               89
EMS Technologies *                                        2,900               39
Hewlett-Packard                                           3,600              339
Lifeline Systems *                                        1,500               28
Lo-Jack *                                                 3,400               26
Nokia ADR                                                 1,700              121
Solectron *                                               1,400               77
                                                                             802
Information Processing 0.2%
Dell Computer *                                           4,000              137
Hitachi ADR *                                             1,600              117
IBM                                                       1,400              163
                                                                             417
Office Automation 0.1%
Ceridian *                                                3,200              106
Technitrol                                                2,900               86
                                                                             192
Specialized Computer 0.1%
Sun Microsystems *                                        2,500              149
                                                                             149
Aerospace and Defense 0.3%
AlliedSignal                                              7,600              441
DONCASTERS ADR *                                            600                9
Raytheon (Class B)                                        1,100               75
Woodward Governor                                         1,700               43
                                                                             568


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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Telecommunications 0.9%
AirTouch Communications *                                   2,500        $  251
Avant *                                                     2,700            33
Cisco Systems *                                             2,725           297
Deutsche Telekom ADR                                        4,800           190
LM Ericsson (Class B) ADR                                   6,800           183
MCI WorldCom *                                              8,621           744
Premisys Communications *                                   1,500            13
Qwest Communications International *                        2,400           103
Tellabs *                                                   2,200           129
Voicestream Wireless                                        1,900            51
West TeleServices *                                         1,300            10
                                                                          2,004
Total Technology                                                          5,848

EDUCATION 0.0%

ITT Educational Service *                                   2,300            55
Total Education                                                              55

CAPITAL EQUIPMENT 1.6%

Electrical Equipment 1.1%
ABB AG (CHF) *                                                102           144
Canon (JPY)                                                 8,000           202
GE                                                          8,000           814
Holophane *                                                 3,800           104
Matsushita Electric Works (JPY)                             8,000            80
Mitsubishi Electric (JPY)                                  13,000            41
Siemens (EUR)                                               1,300            88
Tyco International                                          9,147           799
                                                                          2,272
Machinery 0.5%
Danaher                                                     6,700           405
GKN (GBP)                                                  13,700           229
JLG Industries                                              4,800            93
NN Ball & Roller                                            3,200            18
S I G Schweis (CHF)                                           430           266


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                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Toolex Alpha *                                               1,000  $         13
Valmet (EUR)                                                 2,000            20
                                                                           1,044
Capital Equipment 0.0%
Omniquip International                                       3,000            32
                                                                              32
Total Capital Equipment                                                    3,348

BUSINESS SERVICES AND TRANSPORTATION 4.3%

Computer Service and Software 1.5%
America Online *                                             2,200           263
Analysts International                                       1,900            30
Ascend Communications *                                      2,500           232
Automatic Data Processing                                    5,200           214
BISYS Group *                                                  600            33
BMC Software *                                               5,600           277
Compuware *                                                  4,600           143
Concur Technologies *                                          300            10
Electronic Arts *                                              400            20
First Data                                                   5,418           243
Galileo International                                        3,100           139
Great Plains Software *                                        900            34
HCIA *                                                       4,100            35
Microsoft *                                                  8,800           710
Parametric Technology *                                      8,400           117
Peerless Systems *                                           3,000            27
Phoenix Technologies *                                       1,700            18
Portal Software *                                              200            10
PSINet *                                                       700            31
Salesloggix *                                                  400             5
Saville Systems ADR *                                        4,100            64
Summit Design *                                              4,300            11
SunGard Data Systems *                                       3,200           112
Synopsys *                                                     200             9
Vantive *                                                      600             7
Viasoft *                                                    3,600            14
Visio *                                                      2,900            95


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                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Webtrends *                                                   400        $   12
Wind River Systems *                                        2,300            48
Zebra Technologies (Class A) *                                500            16
                                                                          2,979
Distribution Services 0.3%
Aviation Sales *                                            1,600            62
Cardinal Health                                             2,077           125
Jack Henry & Associates                                       800            29
MSC *                                                       2,700            51
Primesource                                                 1,400             9
Richfood Holdings                                           6,500            83
SunSource                                                   1,800            26
U.S. Foodservice *                                          4,687           209
Watsco (Class A)                                            3,950            76
Wilmar Industries *                                           900            10
                                                                            680
Environmental 0.1%
CUNO *                                                      1,900            35
IT Group *                                                  1,500            25
Rentokil Group (GBP)                                        4,300            18
Waterlink *                                                 5,500            22
                                                                            100
Transportation Services 0.3%
C.H. Robinson Worldwide                                     1,700            55
Coach USA *                                                 4,700           137
Comfort Systems USA *                                       5,600            88
Eagle USA Air Freight *                                     1,700            80
Expeditors International of Washington                      1,000            56
Frozen Food Express                                         1,700            12
Heartland Express *                                         1,000            15
Hub Group (Class A) *                                         500            14
International Shipholding                                   1,500            21
Mitsubishi Heavy Industries (JPY)                          50,000           195
                                                                            673
Miscellaneous Business Services 1.7%
Billing Information Concepts *                              3,700            46
British Airport Authorities (GBP)                          18,200           195
Browning-Ferris                                            20,500           851


16
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--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Cendant *                                                    2,700       $   50
CORT Business Services *                                     2,500           60
Electro Rent *                                               4,300           54
Equifax                                                        800           29
H&R Block                                                   10,800          520
Insituform Technologies (Class A) *                          4,200           70
Iron Mountain *                                              1,700           47
Maximus *                                                      800           24
McGrath RentCorp                                             2,600           49
Metamor Worldwide *                                          1,300           36
MPW Industrial Services Group *                              1,900           19
New England Business Service                                 4,300          117
Omnicom                                                      3,800          266
Paxar *                                                      1,900           17
Renaissance Worldwide *                                      5,200           37
Romac International *                                        3,300           48
Shorewood Packaging *                                        7,300          125
Strayer Education                                            2,700           79
Superior Services *                                            600           13
Tetra Tech *                                                 4,050           86
Waste Management                                            14,106          746
                                                                          3,584
Airlines 0.2%
Delta                                                        7,400          424
KLM (EUR)                                                    1,000           29
Midwest Express Holdings *                                     300            9
                                                                            462
Railroads 0.2%
Norfolk Southern                                            13,600          445
                                                                            445
Total Business Services and Transportation                                8,923

ENERGY 3.8%

Energy Services 0.9%
Baker Hughes                                                23,000          716
BG (GBP)                                                    15,100           83
Cooper Cameron *                                               300           11


17
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--------------------------------------------------------------------------------



                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Elf Aquitaine (EUR)                                            900  $        130
Elf Aquitaine ADR                                            1,900           135
Halliburton                                                  3,700           153
Smith International *                                          600            26
Tokyo Electric Power (JPY)                                   9,000           196
TOTAL ADR *                                                  1,700           104
United Utilities (GBP)                                      15,700           189
Weatherford International *                                  1,000            33
                                                                           1,776
Exploration and Production 0.3%
Key Energy *                                                 2,600             8
Santos (AUD)                                                11,000            34
Unocal                                                      15,800           628
                                                                             670
Integrated Petroleum - Domestic 0.6%
Amerada Hess                                                   600            36
Atlantic Richfield                                           5,800           486
Occidental Petroleum                                         8,300           175
USX-Marathon                                                17,400           521
                                                                           1,218
Integrated Petroleum - International 2.0%
BP Amoco ADR                                                14,211         1,522
Chevron                                                      1,800           167
ENI S.P.A. ADR                                               2,900           183
Exxon                                                        3,260           260
Mobil                                                        9,200           932
Repsol ADR                                                   8,100           146
Royal Dutch Petroleum ADR                                    6,900           390
Shell Transport & Trading ADR                                6,100           269
Texaco                                                       5,100           334
                                                                           4,203
Total Energy                                                               7,867

PROCESS INDUSTRIES 2.9%

Diversified Chemicals 0.7%
Dow Chemical                                                 4,000           486
DuPont                                                       6,000           393
Hercules                                                    18,900           660
                                                                           1,539


18
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--------------------------------------------------------------------------------



                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Specialty Chemicals 1.1%
3M                                                         7,200          $  617
A. Schulman                                                1,000              17
Air Liquide (L) (EUR)                                        371              56
Akzo Nobel (EUR)                                           3,100             129
BASF AG (EUR)                                              2,830             110
Bayer (EUR)                                                2,030              79
Furon                                                      2,300              42
Great Lakes Chemical                                      10,440             472
Hauser *                                                   6,200              15
Imperial Chemical ADR                                      2,100              92
Pall                                                      16,600             333
Sumitomo Chemicals (JPY)                                  52,000             219
Technip (EUR)                                                845              92
                                                                           2,273
Paper and Paper Products 0.6%
Dai Nippon Printing (JPY)                                 14,000             210
Fort James                                                10,700             392
Kimberly-Clark                                             9,400             552
Smurfit-Stone Container *                                  1,600              34
                                                                           1,188
Forest Products 0.3%
Georgia-Pacific                                            2,600             225
International Paper                                        1,300              65
Weyerhaeuser                                               5,100             316
                                                                             606
Building and Construction 0.2%
Blue Circle Industries (GBP)                              13,595              87
Heidelberg Zement (EUR)                                    1,500             121
Holderbank Financiere Glarus (CHF)                            91             108
J. Ray Mcdermott *                                           500              18
Layne Christensen *                                        3,000              20
Simpson Manufacturing *                                      400              18
Trex *                                                     2,400              53
                                                                             425
Total Process Industries                                                   6,031


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--------------------------------------------------------------------------------



                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands
BASIC MATERIALS 0.8%

Metals 0.8%
Anglo American Platinum (ZAR)                               3,000  $          55
AngloGold ADR                                                 831             17
Cambior                                                     7,500             25
Gibraltar Steel                                             1,000             22
Inco                                                       20,800            296
Material Sciences *                                         1,500             17
Matthews International (Class A)                            4,300            125
Phelps Dodge                                                7,900            409
Reynolds Metals                                            11,200            596
                                                                           1,562
Mining 0.0%
Battle Mountain Gold                                       11,400             28
Rio Tinto (AUD)                                             3,200             45
TVX Gold *                                                  8,700              9
                                                                              82
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                       15,750              9
Synthetic Industries *                                      1,500             34
                                                                              43
Total Basic Materials                                                      1,687

MISCELLANEOUS 0.1%

Conglomerates 0.1%
Berkshire Hathaway (Class B) *                                 42             97
Orkla (Class A) (NOK)                                       2,800             44
                                                                             141
Other Miscellaneous Common Stocks 0.0%
Schneider (EUR)                                             1,500             89
Other Miscellaneous Common Stocks                                             44
                                                                             133
Total Miscellaneous                                                          274

FOREIGN 0.3%

Europe  0.2%
AXA Colonia Konzern (EUR)                                   2,100            197


20
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Man Ag (EUR)                                                 3,400 $          99
Rhone Poulenc (EUR)                                          1,900            90
Svenska Cellulosa (SEK)                                        500            12
                                                                             398
Far East  0.1%
Nippon Express (JPY)                                        36,000           206
                                                                             206
Other Foreign  0.0%
Bobst (CHF)                                                     43            53
Pacific Dunlop (AUD)                                        22,400            40
                                                                              93
Total Foreign                                                                697

Total Common Stocks (Cost  $76,074)                                       86,718

Corporate Bonds  24.3%

ABN Amro Bank, Sub. Deb., 7.125%, 10/15/93             $ 2,000,000         1,879
Adelphia Communications
                7.875%, 5/1/09                              75,000            71
                9.875%, 3/1/05                             425,000           446
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07      500,000           475
American Builders & Contractors Supply, Sr. Sub. Notes
                10.625%, 5/15/07                           500,000           470
American Express, 7.60%, 8/15/02                           300,000           310
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06      100,000           106
American Safety Razor, Sr. Notes, 9.875%, 8/1/05           500,000           505
American Standard, 9.25%, 12/1/16                           70,000            72
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07             100,000           104
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04                 500,000           512
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                      200,000           184
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08        200,000           204
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07               50,000            52
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                  500,000           490
Bally Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07      350,000           342
BBV International Finance, 7.00%, 12/1/25                1,000,000           956
Building Materials, Sr. Notes, 7.75%, 7/15/05              500,000           474
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                      200,000           207
CE Electric UK Funding, 6.853%, 12/30/04                 1,850,000         1,844

21
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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

Chancellor Media
      Sr. Notes, 8.00%, 11/1/08                          $   250,000  $      249
      Sr. Sub. Notes, 8.125%, 12/15/07                       250,000         245
Charter Communications, Sr. Notes, (144a), 8.25%, 4/1/07     500,000         487
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                     200,000         219
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                  500,000         485
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07               175,000         178
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                   150,000         165
Comcast Cable Communications, 8.50%, 5/1/27                1,850,000       2,100
Communications & Power Industries, Sr. Sub. Notes
      12.00%, 8/1/05                                         200,000         206
Container Corp of America
      Sr. Notes, 9.75%, 4/1/03                               100,000         105
      Gtd. Sr. Notes, 10.75%, 5/1/02                         100,000         105
Courtyard by Marriott II, Sr. Secured Notes
      10.75%, 2/1/08                                         500,000         514
CSC Holdings, Sr. Deb., 7.625%, 7/15/18                      375,000         364
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                 100,000         102
Delta Air Lines, ETC, 10.00%, 5/17/10                        146,000         173
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07               829,000         850
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                     150,000          74
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                       100,000         100
Energy Corporation of America, Sr. Sub. Notes
      9.50%, 5/15/07                                         500,000         465
Eye Care Centers of America, 9.125%, 5/1/08                  500,000         435
Fairchild Semiconductor, Sr. Sub. Notes
      10.125%, 3/15/07                                        75,000          75
Fairfax Financial, 8.25%, 10/1/15                          1,850,000       1,852
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                      500,000         484
First Federal Financial, 11.75%, 10/1/04                     100,000         105
Frontiervision, Sr. Notes, 11.00%, 10/15/06                  500,000         554
Fundy Cable, Sr. Secured 2nd Priority Notes
      11.00%, 11/15/05                                        75,000          82
Group Maintenance America, Sr. Sub. Notes
      (144a), 9.75%, 1/15/09                                 250,000         252
Harrahs Operating, 7.875%, 12/15/05                          500,000         490
Hawk, Sr. Notes, 10.25%, 12/1/03                             400,000         412


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--------------------------------------------------------------------------------



                                                          Shares/Par       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05              $  150,000  $      162
Hollinger International Publishing, Gtd. Notes
        9.25%, 3/15/07                                       500,000         517
Holmes Products, Gtd. Notes, 9.875%, 11/15/07                200,000         197
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05              500,000         520
ICG Services, Sr. Disc. Notes
        STEP, 0%, 9/15/05                                    250,000         224
Intermedia Communications, Sr. Notes, (144a)
        9.50%, 3/1/09                                        200,000         196
International Home Foods, Gtd. Sr. Sub. Notes
        10.375%, 11/1/06                                     500,000         532
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05           500,000         520
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06            100,000          97
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                150,000         150
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                      150,000         153
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06         500,000         500
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                        250,000         240
MCI Worldcom, 7.75%, 4/1/07                                1,850,000       1,957
Merrill Lynch & Company, 6.75%, 6/1/28                     1,000,000         942
Metromedia Fiber, Sr. Notes, (144a), 10.00%, 11/15/08        250,000         259
Midland Bank, Sub. Notes, 7.65%, 5/1/25                    1,000,000       1,051
Mohegan Tribal Gaming, Sr. Notes, (144a), 8.125%, 1/1/06     425,000         420
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06        500,000         520
Nextel Communications, Sr. Disc. Notes
        STEP, 0%, 10/31/07                                   900,000         607
Nextlink Communications, Sr. Disc. Notes
        STEP, 0%, 6/1/09                                     750,000         414
Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08                    350,000         361
Northland Cable Television, Sr. Sub. Notes
        10.25%, 11/15/07                                     150,000         159
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                50,000          53
Owens Illinois, Sr. Notes, 7.35%, 5/15/08                  1,850,000       1,783
Packaging Corp. of America, Sr. Sub. Notes, (144a)
        9.625%, 4/1/09                                       500,000         509
Paine Webber, Sr. Notes, 6.55%, 4/15/08                    1,850,000       1,769
Paragon Corporate Holdings, Sr. Notes, 9.625%, 4/1/08        100,000          57
Park Place Entertainment, Sr. Sub. Notes
        7.875%, 12/15/05                                     500,000         480

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                           Shares/Par         Value
------------------------------------------------------------------------------------
                                                                       In thousands
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06    $  500,000     $     565
Premier Parks, Sr. Disc. Notes
                STEP, 0%, 4/1/08                              500,000           342
Price Communications Wireless, 9.125%, 12/15/06               500,000           520
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07           100,000            99
Principal Mutual, (144a), 8.00%, 3/1/44                     1,850,000         1,767
Protection One, Sr. Sub. Notes, (144a), 8.125%, 1/15/09       250,000           238
Purina Mills, Sr. Sub. Notes, 9.00%, 3/15/10                  150,000           119
Quest Diagnostics, Gtd. Sr. Sub. Notes
                10.75%, 12/15/06                              150,000           173
Qwest Communications, Sr. Disc. Notes
                STEP, 0%, 10/15/07                            600,000           468
                Sr. Notes, 7.50%, 11/1/08                      50,000            50
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                     1,850,000         1,415
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                    200,000           202
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
                10.00%, 3/15/05                                90,000            99
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06               50,000            46
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06            500,000           505
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
                 12.25%, 6/15/05                              200,000           224
Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08             350,000           324
Southern Foods, Sr. Sub. Notes, 9.875%, 9/1/07                150,000           155
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07           150,000           152
Sprint, 6.125%, 11/15/08                                      900,000           849
Stena, Sr. Notes, 10.50%, 12/15/05                            500,000           496
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                   250,000           245
TravelCenters of America, Sr. Sub. Notes, 10.25%, 4/1/07      500,000           510
Union Planters Trust Capital, Gtd. Bonds, 8.20%, 12/15/26   1,850,000         1,853
United International Holdings, Sr. Disc. Notes
                STEP, 0%, 2/15/08                             300,000           197
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                     100,000           105
Venture Holdings Trust, (144a), 11.00%, 6/1/07                350,000           355
Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07                     500,000           437
Westinghouse Air Brake, Sr. Notes, (144a), 9.375%, 6/15/05    500,000           507
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08                 500,000           495

Total Corporate Bonds (Cost  $53,296)                                        50,491

24
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

U.S. Government Mortgage-Backed
Securities 13.3%

Government National Mortgage Assn
        6.00%, 12/15/23 - 5/15/26                      $ 1,477,983  $     1,405
        6.50%, 7/15/23 - 5/15/29                        16,791,351       16,401
        7.00%, 2/15/27 - 1/15/29                         8,404,590        8,424
        7.50%, 9/15/22 - 12/15/25                          742,388          761
        8.00%, 1/15/22 - 10/20/25                          433,575          452
        8.50%, 9/15/24                                     169,529          179
        10.50%, 10/15/13                                     8,961           10

Total U.S. Government Mortgage-Backed Securities (Cost $27,950)          27,632

U.S. Government Obligations/
Agencies 10.8%

Federal Home Loan Mortgage Corp.
        5.75%, 4/15/08                                   3,000,000        2,900
Federal National Mortgage Assn.
        7.00%, 4/18/22                                   1,250,000        1,259
Tennessee Valley Authority
        5.88%, 4/1/36                                    2,475,000        2,454
        6.235%, 7/15/45                                    500,000          504
U.S. Treasury Bonds
        6.125%, 11/15/27                                 4,000,000        4,043
        6.75%, 8/15/26                                  10,370,000       11,291

Total U.S. Government Obligations/Agencies (Cost $23,146)                22,451

Short-Term Investments 10.2%

Certificates of Deposit 0.0%
Chase Manhattan Bank, N.A., fixed deposit
        2.00%, 12/31/99 (MYR)                               33,983            9
                                                                              9

Money Market Funds 10.2%
Reserve Investment Fund, 4.96% #                        21,244,190       21,244
                                                                         21,244

Total Short-Term Investments (Cost $21,252)                              21,253

25
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------



                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
100.2% of Net Assets (Cost $201,718)                             $      208,545

Other Assets Less Liabilities                                              (337)

NET ASSETS                                                       $      208,208
                                                                 --------------



     #  Seven-day yield
     *  Non-income producing
   ADR  American Depository Receipt
   ETC  Equipment Trust Certificate
     L  Local registered shares
  REIT  Real Estate Investment Trust
  STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.5% of net assets.
   AUD  Australian dollar
   CAD  Canadian dollar
   CHF  Swiss franc
   DKK  Danish krone
   EUR  European currency unit
   GBP  British sterling
   HKD  Hong Kong dollar
   JPY  Japanese yen
   MYR  Malaysian ringgit
   NOK  Norwegian krone
   NZD  New Zealand dollar
   SEK  Swedish krona
   SGD  Singapore dollar
   ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                   May 31, 1999

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $201,718)             $       208,545
Securities lending collateral                                            11,398
Other assets                                                              4,389
Total assets                                                            224,332


Liabilities
Obligation to return securities lending collateral                       11,398
Other liabilities                                                         4,726
Total liabilities                                                        16,124

NET ASSETS                                                      $       208,208
                                                                ----------------
Net Assets Consist of:
Accumulated net investment income - net of distributions        $         1,510
Accumulated net realized gain/loss - net of distributions                 4,577
Net unrealized gain (loss)                                                6,827
Paid-in-capital applicable to 15,597,213 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         195,294

NET ASSETS                                                      $       208,208
                                                                ----------------
NET ASSET VALUE PER SHARE                                       $         13.35
                                                                ----------------



The accompanying notes are an integral part of these financial statements.

27
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------



-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                        5/31/99
Investment Income
Income
  Interest                                                           $    7,899
  Dividend                                                                1,362
  Total income                                                            9,261
Expenses
  Investment management                                                     897
  Shareholder servicing                                                     538
  Custody and accounting                                                    149
  Registration                                                               85
  Prospectus and shareholder reports                                         37
  Legal and audit                                                            12
  Directors                                                                   6
  Miscellaneous                                                              13
  Total expenses                                                          1,737
  Expenses paid indirectly                                                   (3)
  Net expenses                                                            1,734
Net investment income                                                     7,527

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                              4,831
  Foreign currency transactions                                             (37)
  Net realized gain (loss)                                                4,794
Change in net unrealized gain or loss
  Securities                                                             (1,515)
  Other assets and liabilities
  denominated in foreign currencies                                          12
  Change in net unrealized gain or loss                                  (1,503)
Net realized and unrealized gain (loss)                                   3,291

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   10,818
                                                                     ----------



The accompanying notes are an integral part of these financial statements.

28
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                               Year
                                                              Ended
                                                            5/31/99     5/31/98
Increase (Decrease) in Net Assets
Operations
  Net investment income                                  $    7,527   $   2,646
  Net realized gain (loss)                                    4,794       2,006
  Change in net unrealized gain or loss                      (1,503)      4,846
  Increase (decrease) in net assets from operations          10,818       9,498

Distributions to shareholders
  Net investment income                                      (6,611)     (2,388)
  Net realized gain                                          (1,572)     (1,446)
  Decrease in net assets from distributions                  (8,183)     (3,834)

Capital share transactions *
  Shares sold                                               175,277      61,162
  Distributions reinvested                                    8,046       3,679
  Shares redeemed                                           (63,648)    (28,975)
  Increase (decrease) in net assets from capital
  share transactions                                        119,675      35,866

Net Assets
Increase (decrease) during period                           122,310      41,530
Beginning of period                                          85,898      44,368

End of period                                            $  208,208   $  85,898
                                                         ----------------------

* Share information
  Shares sold                                                13,292       4,819
  Distributions reinvested                                      616         295
  Shares redeemed                                            (4,852)     (2,278)
  Increase (decrease) in shares outstanding                   9,056       2,836


The accompanying notes are an integral part of these financial statements.

29
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily, uninvested cash balances at the custodian, used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At May 31, 1999, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 1999, the value of loaned securities was $10,957,000; aggregate collateral consisted of $11,398,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $140,292,000 and $61,334,000, respectively, for the year ended May 31, 1999. Purchases and sales of U.S. government securities aggregated $47,456,000 and $18,073,000, respectively, for the year ended May 31, 1999.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------
Undistributed net investment income                                  $   15,000
Paid-in-capital                                                         (15,000)


At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $201,718,000. Net unrealized gain aggregated $6,827,000 at period-end, of which $13,927,000 related to appreciated investments and $7,100,000 to depreciated investments.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $80,000 was payable at May 31, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1999, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $10,000 of management fees were not accrued by the fund for the year ended May 31, 1999. Additionally, $238,000 of unaccrued management fees related to a previous expense agreement are subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $543,000 for the year ended May 31, 1999, of which $56,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------



accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1999, totaled $1,327,000 and are reflected as interest income in the accompanying Statement of Operations.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 17, 1999


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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE YEAR ENDED 5/31/99
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,572,000 from long-term capital gains, subject to the 20% rate gains category.

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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 1999 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

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T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Total Equity Market Index
Value

International/Global
Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.


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T. ROWE PRICE RETIREMENT PLANS AND RESOURCES
--------------------------------------------------------------------------------



RETIREMENT PLANS AND RESOURCES

We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.


IRAs AND QUALIFIED PLANS

Traditional IRA
Roth IRA
Rollover IRA
SEP-IRA
SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
401(k)
403(b)
457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors

Investment Kits
The IRA Investing Kit
Roth IRA Conversion Kit
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From T. Rowe Price
The T. Rowe Price 401(k) Century Plan(R) (for small businesses)
Money Purchase Pension/Profit Sharing Plan Kit
Investing for Retirement in Your 403(b) Account
The T. Rowe Price No-Load Variable Annuity Information Kit

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages
T. Rowe Price Retirement Planning Analyzer(TM) CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.
T. Rowe Price Variable Annuity Analyzer(TM) CD-ROM or diskette, free. To order, please call 1-800-469-5304.

Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.


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

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

4200 West Cypress St.
10th Floor
Tampa, FL 33607

4410 ArrowsWest Drive
Colorado Springs, CO 80907

Warner Center Plaza 5
Mezzanine Level
21800 Oxnard Street, Suite 270
Woodland Hills, CA 91367


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.            C11-054 5/31/99